Business Combinations - Summary of fair values of assets acquired and liabilities assumed (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 424,099	$ 58,101	¥ 576,989
Beijing OrionStar [Member]
Business Acquisition [Line Items]
Net assets acquired	136,534
Goodwill	576,989
Deferred tax liabilities	(31,800)
Non-controlling interests and mezzanine equity	(120,588)
Total	773,135
Robot technology [Member] | Beijing OrionStar [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	140,000
Large language model (LLM) technology [Member] | Beijing OrionStar [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	57,000
Trademark [Member] | Beijing OrionStar [Member]
Business Acquisition [Line Items]
Amortizable intangible assets	¥ 15,000